Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		63 Months Ended
	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013
Consolidated Statements of Operations
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0
Expenses:
Research and development	707,660	701,201	2,362,872	1,725,194	5,416,022
General and administrative	1,001,518	887,648	2,941,625	2,238,222	7,179,182
Loss from operations	(1,709,178)	(1,588,849)	(5,304,497)	(3,963,416)	(12,595,204)
Other income (expense):
Fair value of derivative liabilities in excess of proceeds					(808,590)
Adjustments to fair value of derivative liabilities		1,613,329		4,192,781	3,150,985
Loss on extinguishment of debt		(761,492)		(761,492)	(761,492)
Financing transaction costs					(210,000)
Non-cash interest expense	(19,481)	(74,562)	(71,075)	(236,864)	(337,642)
Interest expense					(1,357)
Impairment charges	0		0		(9,000)
Net income (loss) before income taxes	(1,728,659)	(811,574)	(5,375,572)	(768,991)	(11,572,300)
Provision for income taxes			2,000	2,400	6,000
Net income (loss)	$ (1,728,659)	$ (811,574)	$ (5,377,572)	$ (771,391)	$ (11,578,300)
Basic net income (loss) per common share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.05)	$ (0.01)
Diluted net income (loss) per common share (in dollars per share)	$ (0.01)	$ (0.01)	$ (0.05)	$ (0.01)
Weighted average shares used in computing basic net income (loss) per common share (in shares)	117,859,000	68,222,667	102,717,806	60,589,577
Weighted average shares used in computing diluted net income (loss) per common share (in shares)	117,859,000	68,222,667	102,717,806	60,589,577